Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 76,300,000	$ 70,200,000	$ 61,300,000
Restricted assets value of property, plant and equipment	1,200,000	1,300,000
Cost of Goods Sold [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 3,500,000	$ 3,700,000	$ 0